Annual Operating Expenses - FidelityOverseasFund-AMCIZPRO - FidelityOverseasFund-AMCIZPRO - Fidelity Overseas Fund	Apr. 07, 2025
Fidelity Advisor Overseas Fund - Cl Z
Operating Expenses:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.59%
Fidelity Advisor Overseas Fund - Class I
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.72%
Fidelity Advisor Overseas Fund - Class A
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.97%
Fidelity Advisor Overseas Fund - Class M
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[2]
Total annual operating expenses	1.22%
Fidelity Advisor Overseas Fund - Class C
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	1.72%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Based on estimated amounts for the current fiscal year.